Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure subordinated liabilities [abstract]
Schedule of Subordinated Loans by Group Companies
19 Subordinated loans

Subordinated loans by group companies
	2018	2017
ING Groep N.V.	10,355	8,253
ING Group companies	3,370	7,715
	13,724	15,968

Schedule of Changes in Subordinated Loans
Changes in subordinated loans
	2018	2017
Opening balance	15,968	17,223
Effect of changes in accounting policy	241
New issuances	1,859	2,331
Repayments	–4,646	–2,343
Exchange rate differences and other	302	–1,243
Closing balance	13,724	15,968